DEBT (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended			3 Months Ended
	Feb. 03, 2013	Apr. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Feb. 01, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 03, 2013 February 2013 Senior Unsecured Notes due 2020	Aug. 04, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 03, 2013 14.875% Senior Notes	Feb. 01, 2013 14.875% Senior Notes	Apr. 12, 2012 14.875% Senior Notes
Components of long-term debt
Note issued, amount							$ 1,275
Note issued, interest rate							7.50%	7.50%	7.50%		14.875%	14.875%
Amount of debt issuance costs							21
Payment of debt issuance cost			34	73	132	34		19
Premium Payment for redeeming notes prior to maturity										422
Accrued interest on debt redeemed											37
Gains (losses) on extinguishment of debt	(489)	(220)			(709)	(5)				(452)
Extinguishment of debt, write-off remaining unamortized other asset										28
Extinguishment of debt, write-off unamortized deferred debt costs										$ 2